SCHEDULE OF DEFERRED TAX LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	$ (36,076)	$ (32,193)
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(23,502)	(22,570)
Investment in subsidiaries [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(1,237)	(1,916)
Inventories [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(5,215)	(1,444)
Trade payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities		(22)
Comibol initial investment period capex receivable [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(3,037)	(3,565)
Mining tax [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(497)
Other [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	$ (2,588)	$ (2,676)